Property, Plant and Equipment (Details 1) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Property, plant and equipment recorded under capital leases:
Plant and machineries	0	0	5,362
Accumulated depreciation and amortization	0	0	(3,915)
Property, plant and equipment recorded under capital leases, net	0	0	1,447